Provisions - Summary of Provisions (Detail) - CAD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Provisions [line items]
Decommissioning liability	$ 60	$ 100	$ 129
Office lease provision	35	13	$ 22
Total	95	113
Current portion	17	16
Long-term portion	$ 78	$ 97